Advance for research collaboration (Details) - USD ($)		3 Months Ended		9 Months Ended
	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Advance for research collaboration
Advance for research collaboration						$ 1,300,000
Revenue recognized		$ 200,000	$ 0	$ 1,500,000	$ 0
Research Collaboration Agreement
Advance for research collaboration
Term of agreement	3 years
Total consideration payout upon completion of milestones	$ 3,000,000
Amount received on signing	$ 1,300,000